Segment Information (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Percentage of total premium and services revenues derived from contracts with the federal government		76.00%	73.00%	72.00%
Prior year favorable reserve releases		$ 231,200,000
Charge related to closed block of long-term care policies	138,900,000	138,900,000
Member co-share amounts and government subsidies		3,500,000,000	3,500,000,000	4,600,000,000
Retail [Member]
Prior year favorable reserve releases		198,400,000
Write-down of deferred acquisition cost		147,500,000
Employer Group [Member]
Prior year favorable reserve releases		$ 32,800,000